Annual Fund Operating Expenses - Thrivent International Allocation Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.65%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.74%